Unaudited Condensed Consolidated Statements of Cash Flows - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of cash flows [abstract]
CASH FLOWS FROM OPERATING ACTIVITIES	€ 7,386	€ 28,045
Profit/(loss) for the period	5,541	4,440
Adjustments made to obtain the cash flows from operating activities	11,307	11,142
Depreciation and amortisation cost	1,442	1,381
Other adjustments	9,865	9,761
Net increase/(decrease) in operating assets	90,128	9,091
Financial assets held-for-trading	36,879	(13,569)
Non-trading financial assets mandatorily at fair value through profit or loss	226	280
Financial assets at fair value through profit or loss	(5,133)	7,447
Financial assets at fair value through other comprehensive income	(15,752)	(6,313)
Financial assets at amortised cost	65,608	26,923
Other operating assets	8,300	(5,677)
Net increase/(decrease) in operating liabilities	83,182	22,830
Financial liabilities held-for-trading	29,376	(13,014)
Financial liabilities designated at fair value through profit or loss	9,520	6,467
Financial liabilities at amortised cost	41,445	33,692
Other operating liabilities	2,841	(4,315)
Income tax recovered/(paid)	(2,516)	(1,276)
CASH FLOWS FROM INVESTING ACTIVITIES	(1,652)	(1,678)
Payments	6,016	4,022
Tangible assets	4,387	3,363
Intangible assets	676	593
Investments	109	11
Subsidiaries and other business units	844	55
Non-current assets held for sale and associated liabilities	0	0
Other payments related to investing activities	0	0
Proceeds	4,364	2,344
Tangible assets	2,961	1,673
Intangible assets	0	0
Investments	138	286
Subsidiaries and other business units	729	0
Non-current assets held for sale and associated liabilities	536	385
Other proceeds related to investing activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES	(7,123)	(286)
Payments	7,604	2,277
Dividends	869	477
Subordinated liabilities	1,693	645
Redemption of own equity instruments	0	0
Acquisition of own equity instruments	1,173	404
Other payments related to financing activities	3,869	751
Proceeds	481	1,991
Subordinated liabilities	113	1,586
Issuance of own equity instruments	0	0
Disposal of own equity instruments	360	387
Other proceeds related to financing activities	8	18
EFFECT OF FOREIGN EXCHANGE RATE DIFFERENCES	1,976	3,171
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	587	29,252
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	210,689	153,839
CASH AND CASH EQUIVALENTS AT END OF PERIOD	211,276	183,091
COMPONENTS OF CASH AND CASH EQUIVALENTS AT END OF PERIOD
Cash	8,568	6,929
Cash equivalents at central banks	191,065	160,991
Other financial assets	11,643	15,171
Less: Bank overdrafts refundable on demand	0	0
TOTAL CASH AND CASH EQUIVALENTS AT END OF PERIOD	211,276	183,091
In which: restricted cash	€ 0	€ 0